FAIR VALUE MEASUREMENTS (Details 3) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Assets measured at fair value on a nonrecurring basis
Goodwill	3,523
Fair value of notes payable, including the current portion		106,668
Fair value of bank loans and other debt, including the current portion	17,422	7,564
Level 1
Assets measured at fair value on a nonrecurring basis
Fair value of notes payable, including the current portion	86,657	106,668
Level 2
Assets measured at fair value on a nonrecurring basis
Fair value of bank loans and other debt, including the current portion	151,323	116,356
Uzbekistan
Assets measured at fair value on a nonrecurring basis
Goodwill	3,523
Fair value of impaired property plant and equipment	7,782
Fair value of impaired other intangible assets	1,558
Nonrecurring
Assets measured at fair value on a nonrecurring basis
Goodwill	3,523
Total impairment loss related to goodwill and long-lived assets	20,037
Nonrecurring | Property, plant and equipment
Assets measured at fair value on a nonrecurring basis
Property, plant and equipment and intangibles	8,438
Nonrecurring | Licenses
Assets measured at fair value on a nonrecurring basis
Impairment of intangible assets	2,709
Nonrecurring | Rights to use radio frequencies
Assets measured at fair value on a nonrecurring basis
Impairment of intangible assets	2,523
Nonrecurring | Numbering capacity
Assets measured at fair value on a nonrecurring basis
Impairment of intangible assets	1,190
Nonrecurring | Software and other intangible assets
Assets measured at fair value on a nonrecurring basis
Impairment of intangible assets	1,654